UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05133)

Exact name of registrant as specified in charter:	Putnam High Income Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2015

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments:

Putnam High Income Securities Fund

The fund's portfolio
11/30/14 (Unaudited)

CORPORATE BONDS AND NOTES (39.4%)(a)
			Principal amount	Value

Basic materials (3.7%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			$36,000	$37,472

Alcoa, Inc. sr. unsec. unsub. notes 5.4s, 2021			55,000	59,661

Alcoa, Inc. sr. unsec. unsub. notes 5 1/8s, 2024			35,000	36,884

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			165,000	200,888

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s, 2039 (France)			90,000	93,150

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			175,000	183,750

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			85,000	85,425

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			140,000	150,850

Cemex SAB de CV 144A company guaranty sr. notes 5 7/8s, 2019 (Mexico)			320,000	323,200

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			120,000	117,750

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			125,000	131,563

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			35,000	34,573

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			85,000	82,450

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			125,000	120,000

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			25,000	23,125

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			160,000	168,800

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			80,000	92,800

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021			135,000	137,869

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			45,000	43,538

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			35,000	28,525

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			100,000	94,500

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			65,000	67,275

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			115,000	119,025

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			160,000	173,600

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			130,000	132,275

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			30,000	30,000

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			160,000	176,000

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018			10,000	10,025

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			55,000	59,125

Mercer International, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			65,000	66,138

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)			5,000	1

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021			5,000	4,375

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			65,000	65,325

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			65,000	63,131

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			200,000	205,000

PQ Corp. 144A sr. notes 8 3/4s, 2018			130,000	136,825

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			65,000	66,950

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			155,000	158,100

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022			145,000	141,013

Sealed Air Corp. 144A company guaranty sr. unsec. notes 8 3/8s, 2021			45,000	50,625

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			30,000	31,238

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			75,000	82,500

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			100,000	102,875

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024			50,000	50,125

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022			35,000	34,869

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			60,000	69,600

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			100,000	104,750

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			20,000	21,500

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			25,000	26,688

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			10,000	10,375

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			70,000	73,500

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			20,000	20,750

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			75,000	82,219

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			115,000	120,606

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			140,000	145,250

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			20,000	20,600

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			140,000	137,410

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			160,000	169,000

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			85,000	88,188

				5,363,624
Capital goods (2.9%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			325,000	341,250

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			315,000	356,738

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			80,000	79,200

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			105,000	103,425

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			25,000	25,219

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			80,000	78,000

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			55,000	55,275

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			130,000	144,950

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			65,000	66,788

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			50,000	54,875

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			150,000	164,625

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			115,000	110,400

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026			65,000	71,988

Gates Global LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			350,000	339,500

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			55,000	55,894

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			185,000	257,451

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			175,000	179,813

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			90,000	86,175

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			50,000	50,875

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			190,000	206,150

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			130,000	133,575

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			95,000	96,188

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			174,000	184,440

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			30,000	30,863

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			120,000	125,100

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			205,000	213,969

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			100,000	106,500

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			25,000	26,250

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			220,000	223,300

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			85,000	91,163

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024			25,000	25,500

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			105,000	103,688

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022			85,000	90,844

				4,279,971
Communication services (5.5%)

Adelphia Communications Corp. escrow bonds zero %, 2015			20,000	150

Adelphia Communications Corp. escrow bonds zero %, 2015			235,000	1,763

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			400,000	413,500

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			140,000	158,550

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			35,000	40,250

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			40,000	44,400

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			110,000	115,775

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			115,000	114,425

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			125,000	122,500

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			35,000	37,231

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 3/4s, 2024			105,000	105,656

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 1/2s, 2022			330,000	333,713

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			110,000	122,100

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			25,000	26,375

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			175,000	178,063

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			55,000	55,069

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			65,000	71,825

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			85,000	84,256

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			200,000	205,000

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			165,000	168,506

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			70,000	79,975

DISH DBS Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2024			115,000	115,863

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			125,000	140,938

Frontier Communications Corp. sr. unsec. notes 6 7/8s, 2025			10,000	10,050

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			10,000	10,213

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			30,000	31,725

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			85,000	92,013

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			55,000	61,050

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			50,000	52,125

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			95,000	101,888

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			150,000	156,750

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			490,000	507,763

Level 3 Communications, Inc. 144A sr. unsec. unsub. notes 5 3/4s, 2022			100,000	100,500

Level 3 Escrow II, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			90,000	91,125

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			85,000	92,438

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			100,000	106,875

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			40,000	41,700

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			85,000	90,738

NII International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg) (In default)(NON)			55,000	39,875

Numericable Group SA 144A sr. notes 6s, 2022 (France)			200,000	203,440

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			80,000	82,000

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)		CAD	75,000	69,399

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			$115,000	132,510

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			65,000	77,374

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			35,000	36,050

Sprint Capital Corp. company guaranty 6 7/8s, 2028			260,000	243,750

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			80,000	88,300

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			60,000	61,350

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			170,000	196,775

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023			220,000	230,450

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021			265,000	270,300

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			75,000	78,000

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			45,000	46,238

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			145,000	149,713

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			45,000	46,688

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			165,000	167,475

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			165,000	169,331

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			125,000	127,031

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			40,000	40,600

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 6 7/8s, 2021 (Canada)		CAD	75,000	70,390

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$195,000	200,363

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			180,000	172,125

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			220,000	238,700

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)			200,000	192,500

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			65,000	71,703

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			170,000	177,863

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			55,000	53,075

				8,016,204
Consumer cyclicals (8.4%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			185,000	185,463

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			75,000	83,063

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			70,000	71,750

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			40,000	45,370

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			105,000	114,450

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			106,000	106,000

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			35,000	28,700

Boyd Gaming Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			60,000	62,700

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			145,000	153,700

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			85,000	89,488

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			45,000	48,431

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			185,000	185,000

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020			40,000	31,650

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2025			90,000	93,150

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			125,000	129,063

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			80,000	85,600

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			60,000	60,300

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			30,000	29,925

Ceridian, LLC 144A sr. notes 8 7/8s, 2019			65,000	72,231

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			200,000	223,000

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			65,000	63,700

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			65,000	61,913

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			15,000	16,031

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			190,000	197,600

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			330,000	344,025

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			95,000	95,950

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			125,000	130,938

Dana Holding Corp. sr. unsec. unsub. notes 5 3/8s, 2021			85,000	88,400

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			135,000	142,763

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			100,000	110,375

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			165,000	171,600

First Cash Financial Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021 (Mexico)			60,000	62,400

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			60,000	61,950

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			15,000	15,581

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			30,000	30,150

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			145,000	146,537

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045			55,000	56,535

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			80,000	77,300

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			140,000	142,450

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			40,000	41,000

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			185,000	191,475

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	170,000	157,295

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			$60,000	48,825

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			170,000	179,350

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			180,000	181,350

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			215,000	209,625

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			255,000	250,538

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			65,000	66,463

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			75,000	79,313

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			90,000	94,275

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			135,000	129,094

Jo-Ann Stores, LLC 144A sr. unsec. notes 9 3/4s, 2019(PIK)			45,000	40,950

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			130,000	146,250

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			50,000	53,938

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			75,000	78,375

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			45,000	46,463

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			220,000	233,750

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			125,000	120,938

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			125,000	125,000

LIN Television Corp. company guaranty sr. unsec. notes 6 3/8s, 2021			40,000	41,000

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			210,000	219,450

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021			140,000	150,150

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			130,000	130,650

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022			45,000	45,225

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			110,000	118,525

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			125,000	126,250

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			70,000	79,975

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			90,000	96,300

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			257,907	283,053

Navistar International Corp. sr. notes 8 1/4s, 2021			114,000	117,848

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			140,000	142,100

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			175,000	188,563

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021			60,000	63,900

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			90,000	93,600

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			190,000	194,750

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			140,000	147,350

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			115,000	123,625

Owens Corning company guaranty sr. unsec. notes 9s, 2019			38,000	46,361

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			110,000	103,675

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			160,000	166,000

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			90,000	90,225

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			75,000	78,281

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			55,000	55,550

PulteGroup, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			140,000	158,900

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			75,000	86,063

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2025			45,000	41,794

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			90,000	85,725

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			80,000	76,800

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			61,000	65,118

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			135,000	141,413

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			60,000	64,800

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			35,000	30,275

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			35,000	25,550

Scientific Games International, Inc. 144A sr. notes 7s, 2022			95,000	95,594

Scientific Games International, Inc. 144A sr. unsec. notes 10s, 2022			185,000	172,975

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			80,000	82,600

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			60,000	60,150

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			30,000	30,900

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			45,000	43,875

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			130,000	134,225

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			205,000	216,275

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			220,000	220,550

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			5,000	5,325

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			10,000	10,575

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			55,000	58,094

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			90,000	94,275

Standard Pacific Corp. company guaranty sr. unsec. notes 5 7/8s, 2024			55,000	55,275

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			50,000	47,250

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			21,000	22,444

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			45,000	44,325

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			75,000	75,375

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			119,000	127,330

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			65,000	70,200

Tri Pointe Holdings, Inc. 144A sr. unsec. unsub. notes 5 7/8s, 2024			125,000	127,500

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			30,000	30,225

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			180,000	193,500

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			65,000	70,119

				12,157,299
Consumer staples (2.4%)

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			145,000	155,513

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			35,000	38,544

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			45,000	45,450

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			40,000	39,500

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			230,000	235,750

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			220,000	228,250

CEC Entertainment, Inc. 144A sr. unsec. notes 8s, 2022			70,000	67,900

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			195,000	217,425

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			95,000	94,763

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			105,000	114,713

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			115,000	127,225

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2024			10,000	10,200

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 3 7/8s, 2019			10,000	10,186

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			205,000	198,850

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			25,000	24,625

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			175,000	163,625

HJ Heinz Co. company guaranty notes 4 1/4s, 2020			270,000	273,402

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			40,000	42,600

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			135,000	144,113

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			35,000	37,188

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			35,000	36,225

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			245,000	260,619

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			90,000	88,875

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			165,000	167,063

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			225,000	248,063

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			35,000	37,538

RSC Equipment Rental, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			35,000	38,063

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			30,000	33,150

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			20,000	20,750

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			125,000	132,188

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			55,000	57,475

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			130,000	136,500

				3,526,331
Energy (4.5%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			45,000	46,913

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			35,000	37,100

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			240,000	249,000

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			95,000	41,800

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			85,000	82,450

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			90,000	88,875

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			95,000	85,025

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			100,000	92,000

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			80,000	72,000

California Resources Corp. 144A company guaranty sr. unsec. notes 6s, 2024			85,000	75,809

California Resources Corp. 144A company guaranty sr. unsec. notes 5s, 2020			70,000	63,000

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			65,000	67,275

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			125,000	120,000

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			30,000	31,800

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			60,000	59,400

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			115,000	102,925

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			120,000	123,900

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			140,000	138,250

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			50,000	51,000

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			75,000	37,500

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			140,000	139,650

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			65,000	63,781

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			140,000	128,625

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			75,000	60,750

Exterran Partners LP/EXLP Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			130,000	115,700

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			70,000	57,400

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			70,000	50,225

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			120,000	122,400

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			60,000	61,200

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			40,000	30,600

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			235,000	180,950

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			90,000	94,050

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			30,000	28,388

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			45,000	41,625

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			135,000	103,950

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			175,000	188,125

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			15,000	14,625

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			260,000	223,600

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			25,000	21,625

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			145,000	130,319

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			150,000	134,156

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			45,000	2

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			20,000	18,400

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			55,000	48,538

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			120,000	84,000

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			95,000	101,294

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			50,000	46,375

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			225,000	211,500

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			220,000	176,000

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			55,000	38,500

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			55,000	32,313

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			195,000	113,100

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			114,000	127,253

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022			55,000	53,625

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			125,000	117,500

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			80,000	76,400

Sabine Pass Liquefaction, LLC company guaranty sr. notes 5 5/8s, 2023			230,000	234,600

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			185,000	196,563

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			45,000	46,688

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			245,000	141,488

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			100,000	104,000

Seventy Seven Energy, Inc. 144A sr. unsec. notes 6 1/2s, 2022			105,000	80,325

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			100,000	89,000

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			55,000	56,238

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			50,000	50,875

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			20,000	19,900

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			30,000	25,575

Tesoro Logistics LP/Tesoro Logistics Finance Corp. 144A sr. unsec. notes 6 1/4s, 2022			15,000	15,300

Tesoro Logistics LP/Tesoro Logistics Finance Corp. 144A sr. unsec. notes 5 1/2s, 2019			10,000	10,175

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			55,000	44,825

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			150,000	143,813

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			230,000	223,388

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			71,000	85,193

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			65,000	66,219

				6,536,731
Financials (4.7%)

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub., LLC 144A sr. unsec. notes 7 7/8s, 2020			115,000	118,881

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			65,000	65,813

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			175,000	220,063

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			60,000	71,100

Ally Financial, Inc. unsec. sub. notes 8s, 2018			65,000	74,263

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			65,000	76,213

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			90,000	97,313

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			100,000	137,000

Bank of America Corp. jr. unsec. sub. FRN notes Ser. Z, 6 1/2s, perpetual maturity			50,000	51,438

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)			105,000	107,363

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			50,000	51,875

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			75,000	76,800

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			80,000	85,000

CIT Group, Inc. sr. unsec. notes 5s, 2023			65,000	66,950

CIT Group, Inc. sr. unsec. notes 5s, 2022			100,000	103,125

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			45,000	45,216

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			135,000	147,150

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			185,000	196,100

Citigroup, Inc. jr. unsec. sub. FRB bonds Ser. B, 5.9s, perpetual maturity			25,000	24,813

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020			125,000	87,188

CNO Financial Group, Inc. 144A company guaranty sr. notes 6 3/8s, 2020			65,000	69,225

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			75,000	52,875

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			110,000	114,400

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			160,000	146,800

Dresdner Funding Trust I 144A bonds 8.151s, 2031			240,000	285,600

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			145,000	155,150

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			100,000	101,000

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			70,000	46,375

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			130,000	134,875

Hub Holdings LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			70,000	69,825

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			215,000	223,858

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			125,000	127,500

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			80,000	87,600

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			60,000	64,800

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			70,000	74,375

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			5,000	4,900

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			75,000	87,938

Lloyds Bank PLC jr. unsec. sub. FRN notes Ser. EMTN, 13s, perpetual maturity (United Kingdom)		GBP	100,000	260,977

Lloyds Banking Group PLC jr. unsec. sub. FRB bonds 7 1/2s, perpetual maturity (United Kingdom)			$249,000	255,848

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			50,000	53,500

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			125,000	133,750

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			100,000	96,250

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			85,000	78,413

Navient, LLC sr. unsec. unsub. notes Ser. A, MTN, 8.45s, 2018			105,000	118,650

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			85,000	89,888

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 5/8s, 2020			50,000	52,250

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			135,000	127,913

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			75,000	77,625

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			140,000	131,250

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			120,000	118,950

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			60,000	63,600

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)			100,000	105,750

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.648s, perpetual maturity (United Kingdom)			265,000	310,713

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			65,000	70,598

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes Ser. MTN, 6.9s, 2017			145,000	158,413

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019			100,000	100,250

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			30,000	33,750

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			85,000	87,763

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020			90,000	92,250

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			170,000	163,200

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			155,000	156,938

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021			90,000	81,000

				6,770,249
Health care (3.6%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			60,000	62,400

Acadia Healthcare Co., Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			75,000	75,188

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			95,000	99,750

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 6s, 2021			105,000	111,825

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			95,000	96,188

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			150,000	149,813

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			80,000	80,800

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			150,000	154,125

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			40,000	41,000

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			25,000	26,469

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			165,000	153,863

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			180,000	184,613

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			170,000	172,550

Endo Finance, LLC & Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			100,000	97,625

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			95,000	102,125

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 4 3/4s, 2024			40,000	40,100

Halyard Health, Inc. 144A sr. unsec. notes 6 1/4s, 2022			125,000	126,875

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			65,000	64,675

HCA, Inc. sr. notes 6 1/2s, 2020			430,000	476,225

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			30,000	34,350

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			100,000	105,000

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			40,000	41,100

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			120,000	122,400

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			80,000	86,000

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			155,000	159,650

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			180,000	199,350

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			70,000	74,375

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			85,000	87,083

Omnicare, Inc. sr. unsec. notes 5s, 2024			20,000	20,400

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			105,000	106,838

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			150,000	157,875

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			40,000	40,800

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024			185,000	190,550

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022			125,000	129,063

Service Corporation International sr. unsec. notes 7s, 2017			65,000	70,688

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			85,000	89,038

Teleflex, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2024			25,000	25,125

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			55,000	54,038

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			80,000	78,200

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			225,000	243,844

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			140,000	148,925

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			25,000	25,313

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			80,000	86,000

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020			20,000	21,000

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			45,000	46,631

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			150,000	156,000

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			10,000	10,100

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 3/4s, 2018			80,000	85,500

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			160,000	164,800

				5,176,245
Technology (1.3%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			75,000	79,313

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			90,000	78,525

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			285,000	278,588

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			85,000	101,150

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021			8,000	9,120

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			109,000	126,168

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			320,000	342,400

First Data Holdings, Inc. 144A sr. unsec. notes 14 1/2s, 2019(PIK)			11,581	12,001

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			19,000	20,900

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			60,000	59,100

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			70,000	72,275

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019(R)			45,000	48,263

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			105,000	109,988

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022			105,000	111,038

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			200,000	199,500

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			70,000	71,400

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			140,000	146,300

				1,866,029
Transportation (0.3%)

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			149,000	156,078

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			90,000	90,900

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			155,000	157,713

				404,691
Utilities and power (2.1%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			85,000	98,813

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			85,000	96,475

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			145,000	166,025

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			45,000	45,113

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			225,000	228,938

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			30,000	32,025

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			25,000	26,719

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			95,000	109,177

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			28,000	29,680

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 7 5/8s, 2024			80,000	84,600

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 7 3/8s, 2022			10,000	10,525

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 6 3/4s, 2019			145,000	150,800

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			175,000	219

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022			40,000	51,662

El Paso, LLC sr. unsec. notes Ser. GMTN, 7.8s, 2031			100,000	125,890

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			107,000	122,783

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			75,000	77,719

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			35,000	35,700

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			155,000	168,369

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031			100,000	92,500

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			125,000	129,375

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			25,000	26,000

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			125,000	131,875

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			325,000	351,813

NRG Yield Operating LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024			90,000	91,350

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			140,000	144,200

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			75,000	75,000

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			55,000	53,900

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			95,000	89,300

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			130,000	130,000

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028			15,000	18,409

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			60,000	47,850

				3,042,804

Total corporate bonds and notes (cost $56,556,255)				$57,140,178

CONVERTIBLE BONDS AND NOTES (36.7%)(a)
			Principal amount	Value

Basic materials (0.9%)

AK Steel Corp. cv. company guaranty sr. unsec. unsub. notes 5s, 2019			$635,000	$851,694

Cemex SAB de CV cv. unsec. sub. notes 3 3/4s, 2018 (Mexico)			355,000	500,106

				1,351,800
Capital goods (1.0%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)			595,000	402,741

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036			685,000	993,678

				1,396,419
Communication services (1.4%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040			199,000	218,900

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes Ser. B, 7s, 2015			435,000	797,953

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027 (In default)(F)(NON)			1,160,000	116

TeleCommunication Systems, Inc. cv. sr. unsec. notes 7 3/4s, 2018			1,075,000	1,015,811

				2,032,780
Communications equipment (0.5%)

Ciena Corp. cv. sr. unsec. notes 4s, 2020			618,000	719,198

				719,198
Computers (1.6%)

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017			939,000	1,904,409

ServiceNow, Inc. cv. sr. unsec. unsub. bonds zero %, 2018			405,000	447,525

				2,351,934
Consumer cyclicals (7.4%)

Callaway Golf Co. cv. sr. unsec. bonds 3 3/4s, 2019			453,000	502,830

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			397,000	489,551

Forestar Group, Inc. cv. sr. unsec. unsub. notes 3 3/4s, 2020			60,000	58,800

Host Hotels & Resorts LP 144A cv. company guaranty sr. unsec. notes 2 1/2s, 2029(R)			391,000	700,379

Lennar Corp. 144A cv. sr. notes 2 3/4s, 2020			344,000	734,440

Liberty Interactive, LLC cv. sr. unsec. unsub. bonds 3/4s, 2043			833,000	1,171,406

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			1,250,000	686,719

Liberty Interactive, LLC 144A cv. sr. unsec. notes 1s, 2043			575,000	631,781

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015			1,350,000	1,695,094

Navistar International Corp. 144A cv. sr. unsec. unsub. notes 4 3/4s, 2019			644,000	642,390

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1s, 2018			320,000	431,400

Ryland Group, Inc. (The) cv. company guaranty sr. unsub. notes 1 5/8s, 2018			480,000	658,200

Sirius XM Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			527,000	1,039,178

Standard Pacific Corp. cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2032			710,000	816,944

TiVo, Inc. 144A cv. sr. unsec. notes 4s, 2016			385,000	468,016

				10,727,128
Consumer staples (1.1%)

Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015			345,000	740,241

Vector Group, Ltd. cv. sr. unsec. FRN notes 2 1/2s, 2019			585,000	827,193

				1,567,434
Electronics (4.6%)

Jazz Technologies, Inc. 144A cv. company guaranty sr. unsec. notes 8s, 2018			223,000	307,879

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1 5/8s, 2033			1,590,000	5,211,225

Vishay Intertechnology, Inc. 144A cv. sr. unsec. notes 2 1/4s, 2041			745,000	663,516

Xilinx, Inc. cv. sr. unsec. notes 2 5/8s, 2017			345,000	546,394

				6,729,014
Energy (3.8%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038			2,230,000	2,117,106

Cobalt International Energy, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2019			1,075,000	758,547

Energy XXI, Ltd. 144A cv. sr. unsec. notes 3s, 2018			451,000	293,150

Goodrich Petroleum Corp. cv. company guaranty sr. unsub. notes 5s, 2032			569,000	369,736

Hornbeck Offshore Services, Inc. cv. company guaranty sr. unsec. notes 1 1/2s, 2019			377,000	340,007

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041			655,000	404,872

SEACOR Holdings, Inc. cv. sr. unsec. bonds 3s, 2028			621,000	575,201

Trico Marine Services, Inc. cv. sr. unsec. debs. 3s, 2027 (In default)(NON)			500,000	16,875

Vantage Drilling Co. cv. sr. unsec. unsub. notes 7 7/8s, 2042			615,000	591,938

				5,467,432
Financials (5.7%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016			790,000	819,625

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5 1/4s, 2018(R)			626,000	652,996

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018			720,000	961,650

Cowen Group, Inc. 144A cv. sr. unsec. notes 3s, 2019			458,000	469,450

Empire State Realty OP LP 144A cv. sr. unsec. notes 2 5/8s, 2019(R)			442,000	436,740

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018			816,000	934,320

Hercules Technology Growth Capital, Inc. cv. sr. unsec. notes 6s, 2016			453,000	616,929

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			330,000	429,825

Radian Group, Inc. cv. sr. unsec. unsub. notes 3s, 2017			430,000	672,144

Spirit Realty Capital, Inc. cv. sr. unsec. notes 2 7/8s, 2019(R)			561,000	546,975

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4s, 2019(R)			631,000	707,903

TCP Capital Corp. 144A cv. sr. unsec. notes 5 1/4s, 2019			827,000	824,933

Walter Investment Management Corp. cv. sr. unsec. sub. notes 4 1/2s, 2019			312,000	241,995

				8,315,485
Health care (4.3%)

Accuray, Inc. cv. sr. unsec. notes 3 3/4s, 2016			694,000	708,314

Alere, Inc. cv. sr. unsec. sub. notes 3s, 2016			430,000	458,488

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2016 (China) (In default)(F)(NON)			763,000	61,040

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)			445,000	31,150

Cubist Pharmaceuticals, Inc. cv. sr. unsec. bonds 1 1/8s, 2018			465,000	541,144

Gilead Sciences, Inc. cv. sr. unsec. notes 1 5/8s, 2016			225,000	991,266

HealthSouth Corp. cv. sr. unsec. sub. notes 2s, 2043			709,000	821,997

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (zero %, 3/1/18) 2042(STP)			880,000	977,350

Jazz Investments I, Ltd. 144A cv. company guaranty sr. unsec. notes 1 7/8s, 2021 (Ireland)			722,000	847,448

Medidata Solutions, Inc. cv. sr. unsec. notes 1s, 2018			370,000	388,038

PDL BioPharma, Inc. cv. sr. unsec. unsub. notes 4s, 2018			335,000	336,466

				6,162,701
Semiconductor (0.6%)

Novellus Systems, Inc. cv. sr. unsec. notes 2 5/8s, 2041			370,000	879,444

				879,444
Software (0.8%)

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5 1/4s, 2018			970,000	1,222,782

				1,222,782
Technology (0.4%)

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026			442,000	501,394

				501,394
Technology services (1.9%)

j2 Global, Inc. cv. sr. unsec. notes 3 1/4s, 2029			570,000	594,581

Salesforce.com, Inc. cv. sr. unsec. unsub. notes 1/4s, 2018			600,000	685,125

Web.com Group, Inc. cv. sr. unsec. unsub. notes 1s, 2018			646,000	573,325

Yahoo!, Inc. 144A cv. sr. unsec. notes zero %, 2018			775,000	889,797

				2,742,828
Transportation (0.7%)

Scorpio Tankers, Inc. 144A cv. sr. unsec. notes 2 3/8s, 2019			1,072,000	1,015,720

				1,015,720

Total convertible bonds and notes (cost $48,059,743)				$53,183,493

CONVERTIBLE PREFERRED STOCKS (20.3%)(a)
			Shares	Value

Basic materials (1.3%)

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.(NON)			12,347	$658,095

Smurfit-Stone Container Corp. (Escrow) zero % cv. pfd.(F)			65,720	657

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)			19,725	1,156,378

				1,815,130
Capital goods (1.2%)

United Technologies Corp. $3.75 cv. pfd.			28,240	1,696,942

				1,696,942
Communication services (3.1%)

American Tower Corp. Ser. A, $5.25 cv. pfd.(R)			13,510	1,540,140

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.			28,570	1,394,573

Crown Castle International Corp. Ser. A, Class A, $4.50 cv. pfd.(R)			7,809	827,754

Iridium Communications, Inc. Ser. B, 6.75% cv. pfd.			680	241,767

Iridium Communications, Inc. 144A $7.00 cv. pfd.			4,095	472,205

				4,476,439
Consumer cyclicals (1.7%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)			45,325	1,206,071

Stanley Black & Decker, Inc. $6.25 cv. pfd.			10,485	1,209,864

				2,415,935
Consumer staples (0.9%)

Post Holdings, Inc. 144A $3.75 cv. pfd.			3,258	307,099

Tyson Foods, Inc. $2.375 cv. pfd.			18,767	980,200

				1,287,299
Energy (1.7%)

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			1,848	1,962,345

Halcon Resources Corp. Ser. A, 5.75% cv. pfd.			610	335,500

McDermott International, Inc. $1.563 cv. pfd.			15,461	226,813

				2,524,658
Financials (6.8%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			32,805	911,877

AMG Capital Trust II $2.575 cv. pfd.			21,285	1,303,706

Banc of California, Inc. 4.00% cv. pfd.			8,217	445,115

Bank of America Corp. Ser. L, 7.25% cv. pfd.			2,843	3,340,525

EPR Properties Ser. C, $1.44 cv. pfd.(R)			44,170	1,024,192

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)			14,532	949,576

Maiden Holdings, Ltd. Ser. B, $3.625 cv. pfd. (Bermuda)			15,345	759,578

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			925	1,128,500

				9,863,069
Health care (0.5%)

Alere, Inc. Ser. B, 3.00% cv. pfd.			1,410	465,300

AmSurg Corp. Ser. A-1, $5.25 cv. pfd.			3,013	326,911

				792,211
Transportation (0.5%)

Genesee & Wyoming, Inc. $5.00 cv. pfd.			5,548	704,208

				704,208
Utilities and power (2.6%)

Dominion Resources, Inc./VA $3.188 cv. pfd.			21,883	1,132,445

Dynegy, Inc. Ser. A, $5.375 cv. pfd.(NON)			4,686	500,418

El Paso Energy Capital Trust I $2.375 cv. pfd.			1,069	64,140

Exelon Corp. $3.25 cv. pfd.			15,998	834,936

NextEra Energy, Inc. $2.90 cv. pfd.			22,625	1,272,656

				3,804,595

Total convertible preferred stocks (cost $26,637,982)				$29,380,486

COMMON STOCKS (1.3%)(a)
			Shares	Value

Ally Financial, Inc.(F)(NON)			4,650	$110,577

Axalta Coating Systems, Ltd.(NON)			2,727	64,903

Berry Plastics Group, Inc.(NON)			1,240	35,886

CIT Group, Inc.			1,606	78,373

Dana Holding Corp.			2,995	63,494

DISH Network Corp. Class A(NON)			1,525	121,100

EP Energy Corp. Class A(NON)			5,301	56,668

Ford Motor Co.			44,457	699,309

General Motors Co.			2,615	87,419

Huntsman Corp.			4,550	116,116

Level 3 Communications, Inc.(NON)			1,515	75,750

Live Nation Entertainment, Inc.(NON)			1,215	32,562

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			5,612	224

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			5,612	224

MeadWestvaco Corp.			3,045	136,416

Penn National Gaming, Inc.(NON)			8,065	114,523

Rite Aid Corp.(NON)			16,945	92,859

Seventy Seven Energy, Inc.(NON)			2,750	21,395

Vantage Drilling Co.(NON)			36,191	27,867

Total common stocks (cost $1,741,967)				$1,935,665

PREFERRED STOCKS (0.3%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			176	$176,666

Citigroup, Inc. Ser. K, $1.719 pfd.			1,200	31,764

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			4,695	124,136

M/I Homes, Inc. Ser. A, $2.438 pfd.			2,305	58,547

Total preferred stocks (cost $352,809)				$391,113

SENIOR LOANS (0.1%)(a)(c)
			Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 6.985s, 2017			$203,234	$184,639

Total senior loans (cost $193,367)				$184,639

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$1.70	168,777	$1

Total warrants (cost $33,755)				$1

SHORT-TERM INVESTMENTS (1.7%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.09%(AFF)			2,439,196	$2,439,196

Total short-term investments (cost $2,439,196)				$2,439,196

TOTAL INVESTMENTS

Total investments (cost $136,015,074)(b)				$144,654,771

FORWARD CURRENCY CONTRACTS at 11/30/14 (aggregate face value $532,978) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	1/21/15	$30,572	$31,221	$649
Barclays Bank PLC
	British Pound	Sell	12/17/14	233,344	246,510	13,166
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	1/21/15	35,813	36,597	784
State Street Bank and Trust Co.
	Canadian Dollar	Sell	1/21/15	149,541	152,533	2,992
WestPac Banking Corp.
	Canadian Dollar	Sell	1/21/15	64,725	66,117	1,392

Total						$18,983

Key to holding's currency abbreviations
CAD	Canadian Dollar
GBP	British Pound
USD / $	United States Dollar
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2014 through November 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $144,970,794.
(b)	The aggregate identified cost on a tax basis is $136,552,369, resulting in gross unrealized appreciation and depreciation of $14,577,748 and $6,475,346, respectively, or net unrealized appreciation of $8,102,402.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$673,606	$8,810,820	$7,045,230	$520	$2,439,196
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Board has formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$317,435	$—	$—
Capital goods	35,886	—	—
Communication services	196,850	—	—
Consumer cyclicals	997,307	—	—
Consumer staples	92,859	—	—
Energy	105,930	—	448
Financials	78,373	110,577	—
Total common stocks	1,824,640	110,577	448
Convertible bonds and notes	—	53,091,187	92,306
Convertible preferred stocks	465,300	28,914,529	657
Corporate bonds and notes	—	57,140,175	3
Preferred stocks	155,900	235,213	—
Senior loans	—	184,639	—
Warrants	—	1	—
Short-term investments	2,439,196	—	—

Totals by level	$4,885,036	$139,676,321	$93,414

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$18,983	$—

Totals by level	$—	$18,983	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Transfers from level 1 to level 2, totaling $2,412,496, are the result of changing to a pricing service as the source for the securities prices. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$18,983	$—
Equity contracts	1	—

Total	$18,984	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$820,000
Warrants (number of warrants)		168,777

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$649	$13,166	$784	$2,992	$1,392	$18,983

	Total Assets	$649	$13,166	$784	$2,992	$1,392	$18,983

	Liabilities:
	Forward currency contracts#	$–	$–	$–	$–	$–	$–

	Total Liabilities	$–	$–	$–	$–	$–	$–

	Total Financial and Derivative Net Assets	$649	$13,166	$784	$2,992	$1,392	$18,983
	Total collateral received (pledged)##†	$–	$–	$–	$–	$–
	Net amount	$649	$13,166	$784	$2,992	$1,392

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2015